Warranty liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Balance, beginning of year	$ 12,239	$ 13,991	$ 23,109
Warranty assumed on acquisition	0	3,173	0
Warranty claims	(3,022)	(8,002)	(9,438)
Warranty accruals	1,446	1,719	427
Warranty liability	(2,963)	0	0
Impact of foreign exchange changes	(914)	1,358	(107)
Balance, end of year	6,786	12,239	13,991
Less: Current portion	(3,956)	(6,032)	(5,554)
Long-term portion	$ 2,830	$ 6,207	$ 8,437